Related party transactions (Tables)	12 Months Ended
Dec. 31, 2022
Related party transactions
Schedule of transactions with the main associates and joint ventures

(in millions of euros)	December 31,	December 31,	December 31,
	2022	2021	2020
Assets
Non-current financial assets	43	43	9
Trade receivables	254	417	39
o/w Orange Concessions(1)	209	372	—
Current financial assets	12	12	5
Other current assets	40	52	—

Liabilities
Current financial liabilities	—	—	—
Trade payables	11	14	5
Other current liabilities	2	1	0
Customer contract liabilities	154	153	3
o/w Swiatlowod Inwestycje Sp.z o.o.(2)	146	151	—

Income statement
Revenue	726	139	14
o/w Orange Concessions	705	124	—
Operating income	700	135	(7)
Finance costs, net	2	1	—
Net income	702	129	(7)

(1)	Transactions between the Group and Orange Concessions mainly comprise Orange SA receivables from Orange Concessions in relation with fiber deployment and maintenance activities operated by the Group.
(2)	Customer contract liabilities mainly correspond to the recognition of deferred income by Orange Polska in connection with the prepayment of services provided to the FiberCo in Poland.